Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000,731.10
Previously Paid Amount	0.00
Total Fee Amount	828.70
Total Offset Amount	0.00
Net Fee	828.70
Narrative - Max Aggregate Offering Price	$ 6,000,731.10
Final Prospectus	true